Other receivables - Current other receivables and contract assets (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
VAT recoverable	£ 1,711	£ 3,356
Prepayments	6,294	5,961
Accrued bank interest	607	412
Other receivables	6,055	5,622
Other receivables	£ 14,667	£ 15,351